Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2060 Fund - Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Freedom 2060 Fund - Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Freedom 2060 Fund - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,875
Fidelity Advisor Freedom 2060 Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Freedom 2060 Fund - Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810